QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
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 Investment Company Act file number

     WORLD FUNDS TRUST
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 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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 (Address of principal executive offices) (Zip code)

Jones & Keller, P.C.
1999 Brodway, Suite 3150
Denver, CO 80202
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 (Name and address of agent for service)

 (804) 267-7400
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 Registrant's telephone number, including area code:

Date of fiscal year end: 07/31
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 Date of reporting period: 10/31/2010
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ITEM 1. SCHEDULE OF INVESTMENTS

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS October 31, 2010 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	55.01%

	COMMODITY	5.26%
12,800	Ishares Silver Trust		309,376
21,300	PowerShares DB Agriculture Fund		632,823
12,000	PowersShares DB Energy Fund		290,520
8,600	United States Oil Fund LP		302,204
			1,534,923

	Fixed Income	1.01%
7,000	ProShares Short 20% Year Treasury		294,420
			294,420

	Domestic Equity	26.25%
8,700	Ishares S&P North American Natural Resources Sector Index Fund		315,810
6,400	Market Vectors Agribusiness ETF		325,760
9,400	Market Vectors Steel Index fund		602,070
28,000	Market Vectors Nuclear Energy		628,880
83,300	Market Vectors Solar Energy ETF		1,053,745
8,900	Market Vectors Junior Gold Miners ETF		322,002
6,800	SPDR DJ Industrial Average ETF Trust		756,772
40,000	Financial Select Sector SPDR Fund		582,400
12,000	PowerShares QQQ		626,280
5,000	Oil Services HOLDRS Trust		596,000
9,600	Utilities Select Sector SPDR Fund		304,896
8,900	Ishares Russell 2000 Index Fund		625,759
7,700	SPDR S&P 500 ETF Trust		912,681
			7,653,055

	International Equity	15.10%
21,200	Ishares FTSE/Xinhua China 25 Index Fund		953,576
8,200	Ishares MSCI Brazil Index Fund		631,728
5,400	Ishares MSCI EAFE Index Fund		307,854
13,900	Ishares MSCI Emerging Markets Index		641,207
27,100	Market Vectors Russia ETF		929,259
30,000	Ishares MSCI Japan Index Fund		300,000
21,800	Ishares MSCI Malaysia Index Fund		306,726
5,800	Ishares MSCI Mexico Investable Market Index Fund		333,616
			4,403,966

	Global Equity	7.39%
6,500	Ishares S&P Global Financials Sector Index Fund		292,500
5,300	Ishares S&P Global Telecommunications Sector Index Fund		316,198
9,000	Ishares S&P Global Energy Sector Index Fund		318,780
11,700	Ishares S&P Global Healtchare Sector Index Fund		605,124
4,900	Ishares S&P Global Consumer Staples Index Fund		302,722
6,800	Ishares S&P Global Utilities Index Fund		319,056
			2,154,380

	TOTAL EXCHANGE-TRADED FUNDS	55.01%	16,040,744

	INVESTMENT COMPANIES	32.07%
9,351,537	Federated Treasury Obligations Fund 0.01% **		9,351,537

	Total Securities	87.08%	25,392,281
	Cash and Cash Equivalents	12.92%	3,765,774
	TOTAL INVESTMENTS	100.00%	29,158,055

**Effective 7 day yield as of October 31, 2010

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2010:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$ 25,392,281	-	-	$ 25,392,281

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ John Pasco, III

John Pasco, III Principal Executive Officer

Date: December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By: /s/ John Pasco, III

John Pasco, III Principal Executive Officer

Date: December 8, 2010

By: /s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date: December 8, 2010